Supplemental Cash Flow Disclosure - Schedule of changes in liabilities arose from financing activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	$ 6,769,649	$ 5,684,330	$ 4,165,566
Cash flows advances	498,974	1,630,668	1,000,427
Cash flows repayment	(3,144,934)	(923,644)	(586,900)
Non cash changes conversion	(3,404,693)	(23,673)	(67,062)
Non cash changes accretion and accrued interest	194,455	548,882	469,725
Non cash changes recognize lease liabilities	0	172,404	767,326
Non cash changes F/X changes	184,644	(319,318)	(64,752)
Liabilities arose from financing activities ending balance	1,098,095	6,769,649	5,684,330
Loans payable to related parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	2,700,625	1,498,907	756,241
Cash flows advances	137,074	1,630,668	1,000,427
Cash flows repayment	(2,803,863)	(358,873)	(222,334)
Non cash changes conversion	0	0	0
Non cash changes accretion and accrued interest	(187,610)	0	0
Non cash changes recognize lease liabilities	0	0	0
Non cash changes F/X changes	153,774	(70,077)	(35,427)
Liabilities arose from financing activities ending balance	0	2,700,625	1,498,907
Paycheck Protection Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	0
Cash flows advances	361,900
Cash flows repayment	0
Non cash changes conversion	0
Non cash changes accretion and accrued interest	3,378
Non cash changes recognize lease liabilities	0
Non cash changes F/X changes	0
Liabilities arose from financing activities ending balance	365,278	0
Promissory note payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	404,196	461,135	516,909
Cash flows advances	0	0	0
Cash flows repayment	(58,030)	(56,939)	(55,774)
Non cash changes conversion	0	0	0
Non cash changes accretion and accrued interest	0	0	0
Non cash changes recognize lease liabilities	0	0	0
Non cash changes F/X changes	0	0	0
Liabilities arose from financing activities ending balance	346,166	404,196	461,135
Note payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	10,574	268,946	0
Cash flows advances	0	0	0
Cash flows repayment	(10,574)	(276,258)	(231,994)
Non cash changes conversion	0	0	0
Non cash changes accretion and accrued interest	0	0	0
Non cash changes recognize lease liabilities	0	0	0
Non cash changes F/X changes		17,886	0
Liabilities arose from financing activities ending balance	0	10,574	268,946
Convertible debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	2,995,136	2,737,054	2,892,416
Cash flows advances	0	0	0
Cash flows repayment	0	0	(27,760)
Non cash changes conversion	(3,404,693)	(23,673)	(67,062)
Non cash changes accretion and accrued interest	378,687	548,882	469,725
Non cash changes recognize lease liabilities	0	0	0
Non cash changes F/X changes	30,870	(267,127)	(29,325)
Liabilities arose from financing activities ending balance	0	2,995,136	2,737,054
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	659,118	718,288	0
Cash flows advances	0	0	0
Cash flows repayment	(272,467)	(231,574)	(49,038)
Non cash changes conversion	0	0	0
Non cash changes accretion and accrued interest	0	0	0
Non cash changes recognize lease liabilities	0	172,404	767,326
Non cash changes F/X changes	0	0	0
Liabilities arose from financing activities ending balance	$ 386,651	$ 659,118	$ 718,288